UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               --------------

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Helios Advisors LLC
              -----------------------------------
Address:      780 Third Avenue
              -----------------------------------
              10th Floor
              -----------------------------------
              New York, NY 10017
              -----------------------------------

Form 13F File Number: 28-12060
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Aili M. Areng
       ----------------------------------
Title:   Chief Financial Officer
       ----------------------------------
Phone:   (212) 883-9040
       ----------------------------------

Signature, Place, and Date of Signing:

    /s/  Aili M. Areng           New York, New York          April 29, 2010
---------------------------   ------------------------   ---------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                                 -----------------
Form 13F Information Table Entry Total:          20
                                                 -----------------
Form 13F Information Table Value Total:          158,076
                                                 -----------------
                                                 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                    FORM 13F INFORMATION TABLE

    COLUMN 1              COLUMN 2    COLUMN 3      COLUMN 4           COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
                          TITLE OF                   VALUE      SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
 NAME OF ISSUER            CLASS       CUSIP        (X$1000)    PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AEGEAN MARINE PETE
NETWORK INC                 COM      Y0017S102        13,330    469,700    SH              SOLE                469,700     0
------------------------------------------------------------------------------------------------------------------------------------
ALCOA INC. CMN              COM      013817101         8,544    600,000    SH              SOLE                600,000     0
------------------------------------------------------------------------------------------------------------------------------------
ARCELORMITTAL CMN           COM      03938L104         4,391    100,000    SH              SOLE                100,000     0
------------------------------------------------------------------------------------------------------------------------------------
BALTIC TRADING LTD CMN      COM      Y0553W103         4,743    350,000    SH              SOLE                350,000     0
------------------------------------------------------------------------------------------------------------------------------------
BOISE INC. CMN              COM      09746Y105         2,759    450,000    SH              SOLE                450,000     0
------------------------------------------------------------------------------------------------------------------------------------
CONNACHER OIL & GAS LTD     COM      20588Y103         5,368  3,656,700    SH              SOLE              3,656,700     0
------------------------------------------------------------------------------------------------------------------------------------
COVANTA HOLDING CORP CMN    COM      22282E102         7,097    426,000    SH              SOLE                426,000     0
------------------------------------------------------------------------------------------------------------------------------------
FLUOR CORPORATION CMN       COM      343412102        14,418    310,000    SH              SOLE                310,000     0
------------------------------------------------------------------------------------------------------------------------------------
GENCO SHIPPING &
TRADING LTD C               COM      Y2685T107         4,148    196,517    SH              SOLE                196,517     0
------------------------------------------------------------------------------------------------------------------------------------
ILLINOIS TOOL WORKS CMN     COM      452308109        21,326    450,300    SH              SOLE                450,300     0
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LEAR CORP. CMN WI           COM      521865204         3,215     40,514    SH              SOLE                315,514     0
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OWENS-ILLINOIS INC CMN      COM      690768403        14,216    400,000    SH              SOLE                400,000     0
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SANDRIDGE ENERGY INC        COM      80007P307           516      3,754    SH   PUT        SOLE                  3,754     0
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SPDR S&P 500 ETF            UNIT     78462F103           260     20,000    SH   PUT        SOLE                 20,000     0
------------------------------------------------------------------------------------------------------------------------------------
RIO TINTO PLC
SPONSORED ADR               COM      767204100        15,387     65,000    SH              SOLE                 65,000     0
------------------------------------------------------------------------------------------------------------------------------------
TEXTRON INC.DEL. CMN        COM      883203101         8,492    400,000    SH              SOLE                400,000     0
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TITANIUM METALS CORP CMN    COM      888339207         3,318    200,000    SH              SOLE                200,000     0
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UNITED STATES
STEEL CORPORATION           COM      912909108        10,563    166,300    SH              SOLE                166,300     0
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VAALCO ENERGY, INC. CMN     COM      91851C201         2,124    430,000    SH              SOLE                430,000     0
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WILLIAMS
COMPANIES INC. (THE)        COM      969457100        13,860    600,000    SH              SOLE                600,000     0
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